Fair Value of Financial Instruments and Interest Rate Risk	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments and Interest Rate Risk

17. Fair Value of Financial Instruments and Interest Rate Risk

The Company measures, monitors and discloses certain of its assets and liabilities on a fair value basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The guidance describes three levels of inputs that may be used to measure fair value are as follows:

Level 1	Quoted prices in active markets for identical assets or liabilities

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Level 1 inputs are considered to be the most transparent and reliable and Level 3 inputs are considered to be the least transparent and reliable. The Company assumes the use of the principal market to conduct a transaction of each particular asset or liability being measured and then considers the assumptions that market participants would use when pricing the asset or liability. Whenever possible, the Company first looks for quoted prices for identical assets or liabilities in active markets (Level 1 inputs) to value each asset or liability. However, when inputs from identical assets or liabilities on active markets are not available, the Company utilizes market observable data for similar assets and liabilities. The Company maximizes the use of observable inputs and limits the use of unobservable inputs to occasions when observable inputs are not available. The need to use unobservable inputs generally results from the lack of market liquidity of the actual financial instrument or of the underlying collateral. Although in some instances, third party price indications may be available, limited trading activity can challenge the observability of these quotations.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Following is a description of the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis and recognized in the accompanying consolidated balance sheets, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy.

Securities Available for Sale

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include U.S. Treasury securities. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows and classified as Level 2 securities. Level 2 securities include U.S. government agency, agency mortgage-backed, states and political subdivisions, corporate debt, and other securities. Where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy.

Interest Rate Swaps and Loans

Interest rate swaps are valued using the system used to value all of NAB’s traded securities and derivatives using LIBOR rates. The fair value of loans accounted for under the fair value option represents the net carrying value of the loan, plus the equal and opposite amount of the value of the swap needed to hedge the interest rate risk and an adjustment for credit risk based on our assessment of existing market conditions for the specific portfolio of loans. This is used due to the strict prepayment penalties put in the loan terms to cover the cost of exiting the hedge of the loans in the case of early prepayment or termination. The adjustment for credit risk on loans accounted for under the fair value option is not significant to the overall fair value of the loans. The fair values estimated by NAB use interest rates that are observable or that can be corroborated by observable market data and, therefore, are classified within Level 2 of the valuation hierarchy. The Company is required to post cash collateral to NAB for interest rate derivative contracts that are in a liability position, thus a credit risk adjustment on interest rate swaps is not warranted.

The following table presents the fair value measurements of assets and liabilities recognized in the accompanying consolidated balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at March 31, 2015 and September 30, 2014 (in thousands):

	Fair Value	Level 1	Level 2	Level 3
As of March 31, 2015
U.S. Treasury securities	$275,477	$275,477	$—	$—
U.S. Agency securities	74,801	—	74,801	—
Mortgage-backed securities	1,044,021	—	1,044,021	—
States and political subdivision securities	2,108	—	150	1,958
Corporate debt securities	5,062	—	5,062	—
Other	1,039	—	1,039	—

Securities available for sale	$1,402,508	$275,477	$1,125,073	$1,958

Derivatives-assets	$27	$—	$27	$—
Derivatives-liabilities	48,814	—	48,814	—
Fair value loans and written loan commitments	1,060,598	—	1,060,598	—

	Fair Value	Level 1	Level 2	Level 3
As of September 30, 2014
U.S. Treasury securities	$222,725	$222,725	$—	$—
U.S. Agency securities	—	—	—	—
Mortgage-backed securities	1,103,415	—	1,103,415	—
States and political subdivision securities	2,189	—	160	2,029
Corporate debt securities	11,873	—	11,873	—
Other	1,040	—	1,040	—

Securities available for sale	$1,341,242	$222,725	$1,116,488	$2,029

Derivatives-assets	$19	$—	$19	$—
Derivatives-liabilities	13,092	—	13,092	—
Fair value loans and written loan commitments	985,411	—	985,411	—

The following table presents the changes in Level 3 financial instruments for the three months ended March 31, 2015 and 2014 (in thousands):

Other Securities Available for Sale
Balance as of December 31, 2014	$1,958
Principal paydown	—

Balance as of March 31, 2015	$1,958

Balance as of December 31, 2013	$2,243
Principal paydown	—

Balance as of March 31, 2014	$2,243

The following table presents the changes in Level 3 financial instruments for the six months ended March 31, 2015 and 2014 (in thousands):

Other Securities Available for Sale
Balance as of September 30, 2014	$2,029
Principal paydown	(71)

Balance as of March 31, 2015	$1,958

Balance as of September 30, 2013	$2,243
Principal paydown	—

Balance as of March 31, 2014	$2,243

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Following is a description of the valuation methodologies used for assets and liabilities measured at fair value on a nonrecurring basis and recognized in the accompanying consolidated balance sheets, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy.

Impaired Loans (Collateral Dependent)

Loans for which it is probable that the Company will not collect all principal and interest due according to contractual terms are measured for impairment. Allowable methods for estimating fair value include using the fair value of the collateral for collateral dependent loans or, where a loan is determined not to be collateral dependent, using the discounted cash flow method.

If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of the impairment is utilized. This method requires obtaining a current independent appraisal of the collateral and applying a discount factor, if necessary, to the appraised value and including costs to sell. Because many of these inputs are not observable, the measurements are classified as Level 3.

Other Real Estate Owned (OREO)

Other real estate owned consists of loan collateral that has been repossessed through foreclosure. This collateral is comprised of commercial and residential real estate. OREO is recorded initially at fair value of the collateral less estimated selling costs. Subsequent to foreclosure, valuations are updated periodically, and the assets may be marked down further to fair value less selling costs, reflecting a valuation allowance. Fair value measurements may be based upon appraisals, third-party price opinions, or internally developed pricing methods. These measurements are classified as Level 3.

Mortgage Loans Held for Sale

Fair value of mortgage loans held for sale is based on either quoted prices for the same or similar loans, or values obtained from third parties, or are estimated for portfolios of loans with similar financial characteristics and are therefore considered a Level 2 valuation.

The following tables present the fair value measurement of assets and liabilities measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fall at March 31, 2015 and September 30, 2014 (in thousands):

	Fair Value	Level 1	Level 2	Level 3
As of March 31, 2015
Other real estate owned	$25,162	$—	$—	$25,162
Impaired loans	161,904	—	—	161,904
Loans held for sale, at lower of cost or fair value	9,006	—	9,006	—

As of September 30, 2014
Other real estate owned	$36,879	$—	$—	$36,879
Impaired loans	111,265	—	—	111,265
Loans held for sale, at lower of cost or fair value	10,381	—	10,381	—

The valuation techniques and significant unobservable inputs used to measure Level 3 fair value measurements at March 31, 2015 were as follows (in thousands):

Financial Instrument	Fair Value of Assets / (Liabilities) at March 31, 2015	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Other real estate owned	$25,162	Appraisal value	Property specific adjustment	N/A	N/A
Impaired loans	$161,904	Appraisal value	Property specific adjustment	N/A	N/A

Fair Value of Financial Instruments

For financial instruments that have quoted market prices, those quotes are used to determine fair value. Financial instruments that have no defined maturity, have a remaining maturity of 180 days or less, or reprice frequently to a market rate are assumed to have a fair value that approximates carrying value, after taking into consideration any applicable credit risk. If no market quotes are available, financial instruments are valued by discounting the expected cash flows using an estimated current market interest rate for the financial instrument.

The short maturity of the Company’s assets and liabilities results in having a significant number of financial instruments whose fair value equals or closely approximates carrying value. Such financial instruments are reported in the following consolidated balance sheet categories: cash and due from banks, securities sold under agreements to repurchase, and accrued interest.

Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Significant assets and liabilities that are not considered financial instruments include premises and equipment, deferred income taxes, goodwill, and core deposit and other intangibles. In addition, the tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

Off-balance sheet instruments (commitments to extend credit and standby letters of credit) are generally short-term and at variable rates. Therefore, both the carrying amount and the estimated fair value associated with these instruments are immaterial. Fair values for balance sheet instruments as of March 31, 2015 and September 30, 2014, are as follows (in thousands):

		March 31, 2015		September 30, 2014
	Level in Fair Value Hierarchy	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Cash and due from banks	Level 1	$358,440	$358,440	$256,639	$256,639
Loans, net excluding fair valued loans and loans held for sale	Level 3	5,950,437	5,935,242	5,744,157	5,734,274
Accrued interest receivable	Level 2	37,933	37,933	42,609	42,609
Federal Home Loan Bank stock	Level 2	31,810	31,810	35,922	35,922
Liabilities
Deposits	Level 3	$7,487,698	$7,499,432	$7,052,180	$7,057,591
FHLB advances, related party notes payable, and other borrowings	Level 2	516,314	510,339	616,389	604,615
Securities sold under repurchase agreements	Level 2	163,343	163,343	161,687	161,687
Accrued interest payable	Level 2	4,469	4,469	5,273	5,273
Subordinated debentures	Level 2	56,083	56,084	56,083	56,084

The following methods and assumptions were used in estimating the fair value of financial instruments that were not previously disclosed:

Cash and cash due from banks: Due to the short term nature of cash and cash equivalents, the estimated fair value is equal to the carrying value and they are categorized as a Level 1 fair value measurement.

Loans, net excluding fair valued loans and loans held for sale: The fair value of the loan portfolio is estimated using observable inputs including estimated cash flows, and discount rates based on interest rates currently being offered for loans with similar terms, to borrowers of similar credit quality. Loans held for investment are categorized as a Level 3 fair value measurement.

Accrued interest receivable: Due to the nature of accrued interest receivable, the estimated fair value is equal to the carrying value and they are categorized as a Level 2 fair value measurement.

Federal Home Loan Bank stock: The carrying amount of FHLB stock approximates its fair value as it can only be redeemed with the FHLB at par value. Federal Home Loan Bank stock has been categorized as a Level 2 fair value measurement.

Deposits: The estimated fair value of deposits with no stated maturity, such as non-interest bearing demand deposits, savings, NOW, and money market accounts, is equal to the amount payable on demand. The fair value of interest-bearing time deposits is based on the discounted value of contractual cash flows of such deposits, taking into account the option for early withdrawal. The discount rate is estimated using the rates offered by the Company, at the respective measurement dates, for deposits of similar maturities. Deposits have been categorized as a Level 3 fair value measurement.

FHLB advances, related party notes payable, and other borrowings: The fair value of FHLB advances, related party notes payable, and other borrowings is estimated using discounted cash flow analysis, based on current incremental borrowing rates for similar types of borrowing arrangements. In the absence of a reasonably precise methodology to determine the fair value of the credit agreement, carrying value has been used to represent fair value. FHLB advances, related party notes payable, and other borrowings have been categorized as a Level 2 fair value measurement.

Securities sold under repurchase agreements: The Company’s repurchase agreements are overnight transactions that mature the day after the transaction, and as a result of this short-term nature, the estimated fair value equals the carrying value. Securities sold under repurchase agreements have been categorized as a Level 2 fair value measurement.

Accrued interest payable: Due to the nature of accrued interest payable, the estimated fair value is equal to the carrying value and they are categorized as a Level 2 fair value measurement.

Subordinated Debentures: The fair value of subordinated debentures is estimated using discounted cash flow analysis, based on current incremental debt rates. Subordinated debentures have been categorized as a Level 2 fair value measurement.

22. Fair Value of Financial Instruments and Interest Rate Risk

The Company measures, monitors and discloses certain of its assets and liabilities on a fair value basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The guidance describes three levels of inputs that may be used to measure fair value are as follows:

Level 1	Quoted prices in active markets for identical assets or liabilities

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Level 1 inputs are considered to be the most transparent and reliable and Level 3 inputs are considered to be the least transparent and reliable. The Company assumes the use of the principal market to conduct a transaction of each particular asset or liability being measured and then considers the assumptions that market participants would use when pricing the asset or liability. Whenever possible, the Company first looks for quoted prices for identical assets or liabilities in active markets (Level 1 inputs) to value each asset or liability. However, when inputs from identical assets or liabilities on active markets are not available, the Company utilizes market observable data for similar assets and liabilities. The Company maximizes the use of observable inputs and limits the use of unobservable inputs to occasions when observable inputs are not available. The need to use unobservable inputs generally results from the lack of market liquidity of the actual financial instrument or of the underlying collateral. Although in some instances, third party price indications may be available, limited trading activity can challenge the observability of these quotations.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Following is a description of the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis and recognized in the accompanying consolidated balance sheets, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy.

Securities Available for Sale

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include U.S. Treasury securities. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows and classified as Level 2 securities. Level 2 securities include U.S. government agency, agency mortgage-backed, states and political subdivisions, corporate debt, and other securities. Where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy.

Interest Rate Swaps and Loans

Interest rate swaps are valued using the system used to value all of NAB’s traded securities and derivatives using LIBOR rates. The fair value of loans accounted for under the fair value option represents the net carrying value of the loan, plus the equal and opposite amount of the value of the swap needed to hedge the interest rate risk and an adjustment for credit risk based on our assessment of existing market conditions for the specific portfolio of loans. This is used due to the strict prepayment penalties put in the loan terms to cover the cost of exiting the hedge of the loans in the case of early prepayment or termination. The adjustment for credit risk on loans accounted for under the fair value option is not significant to the overall fair value of the loans. The fair values estimated by NAB use interest rates that are observable or that can be corroborated by observable market data and, therefore, are classified within Level 2 of the valuation hierarchy. The Company is required to post cash collateral to NAB for interest rate derivative contracts that are in a liability position, thus a credit risk adjustment on interest rate swaps is not warranted.

The following table presents the fair value measurements of assets and liabilities recognized in the accompanying consolidated balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at September 30 (in thousands):

	Fair Value	Level 1	Level 2	Level 3
As of September 30, 2014
U.S. Treasury securities	$222,725	$222,725	$—	$—
Mortgage-backed securities	1,103,415	—	1,103,415	—
States and political subdivision securities	2,189	—	160	2,029
Corporate debt securities	11,873	—	11,873	—
Other	1,040	—	1,040	—

Securities available for sale	$1,341,242	$222,725	$1,116,488	$2,029

Derivatives-assets	$19	$—	$19	$—
Derivatives-liabilities	13,092	—	13,092	—
Fair value loans and written loan commitments	985,411	—	985,411	—

	Fair Value	Level 1	Level 2	Level 3
As of September 30, 2013
U.S. Treasury securities	$—	$—	$—	$—
Mortgage-backed securities	1,459,444	—	1,459,444	—
States and political subdivision securities	3,532	—	1,289	2,243
Corporate debt securities	12,013	—	12,013	—
Other	5,460	—	5,460	—

Securities available for sale	$1,480,449	$—	$1,478,206	$2,243

Derivatives-assets	$375	$—	$375	$—
Derivatives-liabilities	1,526	—	1,526	—
Fair value loans and written loan commitments	841,862	—	841,862	—

The following table presents the changes in Level 3 financial instruments for the years ended September 30, 2014 and 2013 (in thousands):

Other Securities Available for Sale
Balance at September 30, 2012	$3,852
Principal paydown	(1,609)

Balance at September 30, 2013	$2,243
Principal paydown	(214)

Balance at September 30, 2014	$2,029

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Following is a description of the valuation methodologies used for assets and liabilities measured at fair value on a nonrecurring basis and recognized in the accompanying consolidated balance sheets, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy.

Impaired Loans (Collateral Dependent)

Loans for which it is probable that the Company will not collect all principal and interest due according to contractual terms are measured for impairment. Allowable methods for estimating fair value include using the fair value of the collateral for collateral dependent loans or, where a loan is determined not to be collateral dependent, using the discounted cash flow method.

If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of the impairment is utilized. This method requires obtaining a current independent appraisal of the collateral and applying a discount factor, if necessary, to the appraised value and including costs to sell. Because many of these inputs are not observable, the measurements are classified as Level 3.

Other Real Estate Owned (OREO)

Other real estate owned consists of loan collateral that has been repossessed through foreclosure. This collateral is comprised of commercial and residential real estate. OREO is recorded initially at fair value of the collateral less estimated selling costs. Subsequent to foreclosure, valuations are updated periodically, and the assets may be marked down further to fair value less selling costs, reflecting a valuation allowance. Fair value measurements may be based upon appraisals, third-party price opinions, or internally developed pricing methods. These measurements are classified as Level 3.

Mortgage Loans Held for Sale

Fair value of mortgage loans held for sale is based on either quoted prices for the same or similar loans, or values obtained from third parties, or are estimated for portfolios of loans with similar financial characteristics and are therefore considered a Level 2 valuation.

The following tables present the fair value measurement of assets and liabilities measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fall at September 30, 2014 and 2013 (in thousands):

	Fair Value	Level 1	Level 2	Level 3
As of September 30, 2014
Other real estate owned	$36,879	$—	$—	$36,879
Impaired loans	111,265	—	—	111,265
Loans held for sale, at lower of cost or fair value	10,381	—	10,381	—

As of September 30, 2013
Other real estate owned	$40,723	$—	$—	$40,723
Impaired loans	154,512	—	—	154,512
Loans held for sale, at lower of cost or fair value	8,271	—	8,271	—

The valuation techniques and significant unobservable inputs used to measure Level 3 fair value measurements at September 30, 2014 were as follows:

Financial Instrument	Fair Value of Assets / (Liabilities) at September 30, 2014	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Other real estate owned	$36,879	Appraisal value	Property specific adjustment	N/A	N/A
Impaired loans	$111,265	Appraisal value	Property specific adjustment	N/A	N/A

Fair Value of Financial Instruments

For financial instruments that have quoted market prices, those quotes are used to determine fair value. Financial instruments that have no defined maturity, have a remaining maturity of 180 days or less, or reprice frequently to a market rate are assumed to have a fair value that approximates carrying value, after taking into consideration any applicable credit risk. If no market quotes are available, financial instruments are valued by discounting the expected cash flows using an estimated current market interest rate for the financial instrument.

The short maturity of the Company’s assets and liabilities results in having a significant number of financial instruments whose fair value equals or closely approximates carrying value. Such financial instruments are reported in the following consolidated balance sheet categories: cash and due from banks, securities sold under agreements to repurchase, and accrued interest.

Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Significant assets and liabilities that are not considered financial instruments include premises and equipment, deferred income taxes, goodwill, and core deposit and other intangibles. In addition, the tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

Off-balance sheet instruments (commitments to extend credit and standby letters of credit) are generally short-term and at variable rates. Therefore, both the carrying amount and the estimated fair value associated with these instruments are immaterial. Fair values for balance sheet instruments as of September 30, 2014 and 2013, are as follows (in thousands):

		2014		2013
	Level in Fair Value Hierarchy	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Cash and due from banks	Level 1	$256,639	$256,639	$282,157	$282,157
Loans, net excluding fair valued loans and loans held for sale	Level 3	5,744,157	5,734,274	5,456,676	5,420,963
Accrued interest receivable	Level 2	42,609	42,609	41,065	41,065
Federal Home Loan Bank stock	Level 2	35,922	35,922	28,765	28,765

Liabilities
Deposits	Level 3	$7,052,180	$7,057,591	$6,948,208	$6,959,936
FHLB advances, related party notes payable, and other borrowings	Level 2	616,389	604,615	431,902	421,593
Securities sold under repurchase agreements	Level 2	161,687	161,687	217,562	217,562
Accrued interest payable	Level 2	5,273	5,273	6,790	6,790
Subordinated debentures	Level 2	56,083	56,084	56,083	56,084

The following methods and assumptions were used in estimating the fair value of financial instruments that were not previously disclosed:

Cash and cash due from banks: Due to the short term nature of cash and cash equivalents, the estimated fair value is equal to the carrying value and they are categorized as a Level 1 fair value measurement.

Loans, net excluding fair valued loans and loans held for sale: The fair value of the loan portfolio is estimated using observable inputs including estimated cash flows, and discount rates based on interest rates currently being offered for loans with similar terms, to borrowers of similar credit quality. Loans held for investment are categorized as a Level 3 fair value measurement.

Accrued interest receivable: Due to the nature of accrued interest receivable, the estimated fair value is equal to the carrying value and they are categorized as a Level 2 fair value measurement.

Federal Home Loan Bank stock: The carrying amount of FHLB stock approximates its fair value as it can only be redeemed with the FHLB at par value. Federal Home Loan Bank stock has been categorized as a Level 2 fair value measurement.

Deposits: The estimated fair value of deposits with no stated maturity, such as non-interest bearing demand deposits, savings, NOW, and money market accounts, is equal to the amount payable on demand. The fair value of interest-bearing time deposits is based on the discounted value of contractual cash flows of such deposits, taking into account the option for early withdrawal. The discount rate is estimated using the rates offered by the Company, at the respective measurement dates, for deposits of similar maturities. Deposits have been categorized as a Level 3 fair value measurement.

FHLB advances, related party notes payable, and other borrowings: The fair value of FHLB advances, related party notes payable, and other borrowings is estimated using discounted cash flow analysis, based on current incremental borrowing rates for similar types of borrowing arrangements. In the absence of a reasonably precise methodology to determine the fair value of the credit agreement, carrying value has been used to represent fair value. FHLB advances, related party notes payable, and other borrowings have been categorized as a Level 2 fair value measurement.

Securities sold under repurchase agreements: The Company’s repurchase agreements are overnight transactions that mature the day after the transaction, and as a result of this short-term nature, the estimated fair value equals the carrying value. Securities sold under repurchase agreements have been categorized as a Level 2 fair value measurement.

Accrued interest payable: Due to the nature of accrued interest payable, the estimated fair value is equal to the carrying value and they are categorized as a Level 2 fair value measurement.

Subordinated Debentures: The fair value of subordinated debentures is estimated using discounted cash flow analysis, based on current incremental debt rates. In the absence of a reasonably precise methodology to determine the fair value of the credit agreement, carrying value has been used to represent fair value. Subordinated debentures have been categorized as a Level 2 fair value measurement.